CONDENSED BALANCE SHEET	Sep. 30, 2021 USD ($)
Assets
Cash and cash equivalents	$ 66,320,000
Assets, Current	145,089,000
Other assets	4,961,000
Total assets	229,943,000
Current liabilities:
Accounts payable	4,360,000
Accrued expenses	20,960,000
Total current liabilities	38,492,000
Total liabilities	101,940,000
Commitments and contingencies
Stockholders' deficit:
Common stock	3,000
Additional paid-in capital	132,371,000
Accumulated deficit	(451,016,000)
Total stockholders' equity (deficit)	(319,163,000)
Total liabilities, common stock subject to possible redemption, redeemable convertible preferred stock and stockholders’ deficit	229,943,000
Khosla
Assets
Cash and cash equivalents	572,360
Prepaid expenses	653,393
Assets, Current	1,225,753
Marketable securities held in Trust Account	416,354,760
Other assets	311,479
Total assets	417,891,992
Current liabilities:
Accounts payable	112,528
Franchise tax payable	150,000
Accrued expenses	1,582,370
Advances from related party	300
Total current liabilities	1,845,198
Deferred underwriting fees payable	14,572,044
Class K Founder Shares derivative liability	10,300,000
Total liabilities	26,717,242
Commitments and contingencies
Class A Common stock subject to possible redemption, 39,960,524 shares at $10.00	416,354,760
Stockholders' deficit:
Preferred stock, $0.0001 par value; 1,000,000 shares authorized; none issued and outstanding	0
Additional paid-in capital	0
Accumulated deficit	(25,180,623)
Total stockholders' equity (deficit)	(25,180,010)
Total liabilities, common stock subject to possible redemption, redeemable convertible preferred stock and stockholders’ deficit	417,891,992
Khosla | Class A Common Stock
Stockholders' deficit:
Common stock	113
Khosla | Class B Common Stock
Stockholders' deficit:
Common stock	$ 500